Concentrations (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Customer Concentration Risk [Member] | Ten Customer [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Number of customers	10
Total revenue percentage	24.10%	26.70%
PRC [Member]
Concentrations [Line Items]
Restricted cash (in Dollars)	$ 4,318,682	$ 5,713,265